Employee benefit plans (Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Japan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2020	¥ 78,333
2021	79,217
2022	82,638
2023	86,906
2024	90,064
from 2025 to 2029	455,028
Total	872,186
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2020	26,350
2021	27,750
2022	29,423
2023	31,281
2024	33,094
from 2025 to 2029	190,987
Total	¥ 338,885